DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Schedule of Notional and Fair Value Amounts of Outstanding Derivative Instruments

	Notional amount		Fair value (Level 2 within the fair value hierarchy)
	December 31,		December 31,
	2019	2018	2019	2018
Option contracts to hedge payroll
expenses ILS	$16,204	$73,950	$294	$(2,566)
expenses INR	21,904	40,391	800	807
Option contracts to hedge facility expenses ILS	1,273	5,200	19	(137)
expenses INR	2,006	3,874	80	80
Forward contracts to hedge payroll
expenses ILS	67,139	53,500	1,333	(1,926)
expenses INR	10,032	—	50	—
expenses PHP	2,362	4,452	64	187
Forward contracts to hedge lease obligations PHP	4,921	—	—	—
Forward contracts to hedge facility expenses ILS	2,546	—	67	—
Forward contracts to hedge facility expenses PHP	433	628	12	28
	$128,820	$181,995	$2,719	$(3,527)

Schedule of Fair Value of Derivative Instruments by Balance Sheet Location
The fair value of the Company's outstanding derivative instruments at December 31, 2019 and 2018 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance sheet line item	2019	2018
Derivative assets:
Foreign exchange option contracts	Prepaid expenses and other current assets	$1,194	$888
Foreign exchange forward contracts	Prepaid expenses and other current assets	1,525	214
Derivative liabilities:
Foreign exchange option contracts	Accrued expenses and other liabilities	—	(2,703)
Foreign exchange forward contracts	Accrued expenses and other liabilities	$—	$(1,926)

Schedule of Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income
The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the years ended December 31, 2019, 2018 and 2017 is summarized below:

	Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)
	Year Ended December 31,
	2019	2018	2017
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$2,108	$(6,059)	$3,317
Option contracts	3,387	(2,571)	3,504
	$5,495	$(8,630)	$6,821

Derivatives in foreign exchange cash flow hedging relationships:

		Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)
		Year Ended December 31,
	Statements of income line item	2019	2018	2017
Option contracts to hedge payroll and facility expenses	Cost of revenues and operating expenses	$320	$66	$(2,429)
Forward contracts to hedge payroll and facility expenses	Cost of revenues, operating expenses and financial expenses	(749)	4,715	(3,157)
		$(429)	$4,781	$(5,586)